Fair Value Measurements and Investments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants outstanding (in Shares)	7,869,975
Warrant liabilities	$ 27,805	$ 0
Investment in holdings	$ 1,300
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants fair value price per unit (in Dollars per Share)	$ 3.53
Warrants outstanding (in Shares)	7,666,642
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants fair value price per unit (in Dollars per Share)	$ 3.65
Warrants outstanding (in Shares)	203,333
Warrant liabilities	$ 700